Long-Term Debt (Principal Repayments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Long-term Debt, Fiscal Year Maturity [Abstract]
Long-term debt, Year 1	$ 5,275
Long-term debt, Year 2	4,666
Long-term debt, Year 3	4,666
Long-term debt, Year 4	4,666
Long-term debt, Year 5	988,148
Long-term debt, thereafter	533,719
Total long-term debt	$ 1,541,140